Debt (Tables) - FAZE CLAN, INC. [Member]	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Debt (Tables) [Line Items]
Schedule of debt
As of March 31, 2022
	(in thousands)
	Unpaid Principal	Short-term	Long-term	Unamortized Issuance Costs	Net Carrying Value
2022 B. Riley bridge loan	$10,040	$10,040	$—	$—	$10,040
2021 Cox convertible promissory note	15,000	—	15,000	—	15,000
2021 Convertible promissory notes	675	—	675	—	675
2020 Secured convertible promissory note	55,000	—	55,000	(313)	54,687
2020 Convertible promissory notes	2,525	2,025	500	—	2,525
2020 PPP loan	1,123	1,123	—	—	1,123
Other loans	—	—	—	—	—
Total principal amount outstanding	$84,363	$13,188	$71,175	$(313)	$84,050
As of December 31, 2021
	(in thousands)
	Unpaid Principal	Short-term	Long-term	Unamortized Issuance Costs	Net Carrying Value
2021 Cox convertible promissory note	$15,000	$—	$15,000	$—	$15,000
2021 Convertible promissory notes	675	—	675	—	675
2020 Secured convertible promissory note	55,000	—	55,000	(358)	54,642
2020 Convertible promissory notes	2,525	2,025	500	—	2,525
2020 PPP loan	1,123	1,123	—	—	1,123
Other loans	37	—	37	—	37
Total principal amount outstanding	$74,360	$3,148	$71,212	$(358)	$74,002

	(in thousands)
	December 31, 2021	December 31, 2020
2021 Cox convertible promissory note	$15,000	$—
2021 Convertible promissory notes	675	—
2020 Secured convertible promissory note	55,000	30,000
2020 Convertible promissory notes	2,525	2,525
2020 PPP loan	1,123	1,123
Related party loans	—	496
Other loans	37	—
Total principal amount outstanding	74,360	34,144
Less: Short-term debt	(3,148)	(2,910)
Less: Unamortized debt issuance costs	(358)	(251)
Long-term debt, net	$70,854	$30,983

Schedule of long-term debt maturities
Future Maturities
	(in thousands)
Years ending December 31,	Non- Convertible Debt	Convertible Debt	Total
2022 (remainder)	$11,163	$2,025	$13,188
2023	—	71,175	71,175
2024	—	—	—
2025	—	—	—
2026	—	—	—
Thereafter	—	—	—
	$11,163	$73,200	$84,363

Years ending December 31,	(in thousands)
2022	$3,148
2023	71,175
2024	—
2025	—
2026	—
Thereafter	37
$74,360